Revenue and segment reporting - Other profit or loss disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Depreciation and amortization	$ (1,451)	$ (379)	$ (740)
Finance income	619	150
Finance costs	(71)	(46)	(145)
Income tax credit	1,067
Share of losses from an equity investee	(50)
Digital Assets Services and Solution
Segment reporting
Depreciation and amortization	(406)	(379)	(740)
Finance income	131	150
Finance costs	(22)	$ (46)	$ (145)
Income tax credit	7
Online Advertising and SaaS Solutions
Segment reporting
Depreciation and amortization	(1,045)
Finance income	297
Finance costs	(49)
Income tax credit	1,060
Other segment
Segment reporting
Finance income	191
Share of losses from an equity investee	$ (50)